Cryptocurrencies (Details) - DevvStream Corp [Member]	3 Months Ended		9 Months Ended
	Apr. 30, 2026 USD ($) BITCOIN SOLANA $ / item	Apr. 30, 2025 USD ($)	Apr. 30, 2026 USD ($) BITCOIN SOLANA $ / item	Apr. 30, 2025 USD ($)	Jun. 08, 2026 USD ($)	May 28, 2026 BITCOIN	May 28, 2026 SOLANA	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)
Cryptocurrencies [Line Items]
Threshold amount			$ 20,000,000
Segregated account remain pledged as security			20,000,000
Cash held in bitgo account	$ 79,990		79,990					$ 6,405,000
Staking income earned	15,687		55,932
Default penalty liability	$ 1,159,038		$ 1,159,038
Bitcoin [Member]
Cryptocurrencies [Line Items]
Quantity of cryptocurrency held | BITCOIN	22.229041		22.229041
Fair value of cryptocurrency per unit (in Dollars per Item) | $ / item	76,304.32		76,304.32
Staking income earned
Solana [Member]
Cryptocurrencies [Line Items]
Quantity of cryptocurrency held | SOLANA	12,554.44		12,554.44
Fair value of cryptocurrency per unit (in Dollars per Item) | $ / item	83.02		83.02
Cryptocurrency earned from staking (in SOLANA) | SOLANA			443.46
Staking income earned			$ 55,932
Subsequent Event [Member]
Cryptocurrencies [Line Items]
Mutually agreed valuation cryptocurrency and restricted cash					$ 2,600,000
Helena Global Investment Opportunities I Ltd [Member]
Cryptocurrencies [Line Items]
Default penalty liability	$ 1,159,038		$ 1,159,038
Helena Global Investment Opportunities I Ltd [Member] | Subsequent Event [Member]
Cryptocurrencies [Line Items]
Quantity of cryptocurrency held						22.23	12,610